Voya Inflation Protected Bond Plus Portfolio Investment Strategy - Voya Inflation Protected Bond Plus Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-indexed bonds and other bonds and debt obligations of any kind. For purposes of this 80% policy, inflation-indexed bonds means debt instruments that are structured to provide protection against inflation and bonds and debt obligations of any kind include bonds, debt instruments, and other fixed income and income-producing debt instruments of any kind issued or guaranteed by governmental or private-sector entities. For purposes of satisfying this 80% policy, the Portfolio may also invest in derivative instruments that provide investment exposure to, or exposure to risk factors associated with, inflation-indexed bonds and other bonds and debt obligations of any kind.An inflation-indexed bond’s principal amount and/or interest payments are typically adjusted based on an official inflation measure. For inflation-indexed bonds issued by the U.S. government or U.S. corporations, typically these adjustments are tied to the Consumer Price Index for Urban Consumers. Inflation-indexed bonds issued by a foreign (non-U.S.) government or foreign (non-U.S.) corporation are generally adjusted based on a comparable inflation index, calculated by the relevant foreign (non-U.S.) government.The Portfolio expects to use derivative instruments, such as total return swaps, or other investment techniques, such as entering into series of purchase and sale contracts or reverse repurchase agreements, to obtain investment exposure to inflation-indexed bonds in an amount approximately equal to the net asset value of the Portfolio.The Portfolio expects to use its remaining investable monies (after effecting exposure to inflation-indexed bonds as described above) to invest in a range of sectors of the fixed income market, including U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized loan obligations (“CLOs”), collateralized mortgage obligations, corporate bonds rated investment grade, asset-backed securities and debt securities rated below investment grade (sometimes referred to as “high-yield securities”, “high-yield bonds”, or “junk bonds”), including such obligations of foreign (non-U.S.) issuers. Investment grade refers to ratings given by nationally recognized statistical rating organizations (“NRSROs”) (e.g., rated Baa3 or above by Moody’s Ratings (“Moody’s”), or BBB- or above by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”)) or, if unrated, determined by the Portfolio to be of comparable quality. Below investment grade refers to ratings given by NRSROs (e.g., rated Ba1 or below by Moody’s, or BB+ or below by S&P or Fitch) or, if unrated, determined by the Portfolio to be of comparable quality, are regarded as having more speculative characteristics with respect to the payment of interest and repayment of principal. Split rated debt instruments (debt instruments that receive different ratings from two or more NRSROs) are valued as follows: if three NRSROs rate a debt instrument, the debt instrument will be considered to have the median credit rating; if two of the three NRSROs rate a debt instrument, the debt instrument will be considered to have the lower credit rating of the two provided. The Portfolio’s allocation to these sectors will vary over time, and the Portfolio may invest significantly in one or more of these sectors.The Portfolio seeks to construct a portfolio with an average portfolio duration that is within ±20% of the duration of the Bloomberg U.S. Treasury Inflation Protected Securities Index. Duration is a commonly used measure of risk in debt instruments as it incorporates multiple features of debt instruments (e.g., yield, coupon, maturity, etc.) into one number. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rates. Duration is a weighted average of the times that interest payments and the final return of principal are received. The weights are the amounts of the payments discounted by the yield-to-maturity of the debt instrument. Duration is expressed as a number of years. The bigger the duration number, the greater the interest rate risk or reward for the debt instrument prices. For example, the price of a bond with an average duration of 5 years would be expected to fall approximately 5% if market interest rates rose by 1%. Conversely, the price of a bond with an average duration of 5 years would be expected to rise approximately 5% if market interest rates dropped by 1%.The Portfolio invests at least 80% of its assets in a portfolio of instruments rated investment grade. Although the Portfolio may invest up to 20% of its assets in debt instruments rated below investment grade, the Portfolio will seek to maintain a minimum weighted average portfolio quality rating of at least investment grade.The Portfolio may also invest up to 20% of its assets in non-dollar denominated securities of foreign (non-U.S.) issuers, including issuers in developing and emerging markets, and may invest, without limit, in U.S. dollar denominated securities of foreign (non-U.S.) issuers. The Portfolio currently considers developing or emerging market countries to include most countries in the world except Australia, Canada, Japan, New Zealand, Hong Kong, Singapore, the United Kingdom, the United States, and most of the countries of Western Europe.The Portfolio may invest in derivative instruments, including, but not limited to, the following: options, futures, swaps (including interest rate swaps, total return swaps, and credit default swaps), and forward foreign currency exchange contracts. The Portfolio typically uses derivatives to reduce exposure to other risks, such as interest rate risk or currency risk, as a substitute for taking a position in the underlying asset, and/or to enhance returns.The Portfolio’s total investment exposure (direct investments and indirect investment exposure via derivative instruments) will typically be in excess of the Portfolio’s net asset value, and potentially substantially so. This manner of investing may increase the volatility of the Portfolio’s performance.In evaluating investments for the Portfolio, the sub-adviser (the “Sub-Adviser”) takes into account a wide variety of factors and considerations to determine whether any or all of those factors or considerations might have a material effect on the value, risks, or prospects of an investment. Among the factors considered, the Sub-Adviser expects typically to take into account environmental, social, and governance (“ESG”) factors to determine whether one or more factors may have a material effect. In considering ESG factors, the Sub-Adviser intends to rely primarily on factors identified through its proprietary empirical research and on third-party evaluations of an issuer’s ESG standing, when available. ESG factors will be only one of many considerations in the Sub-Adviser’s evaluation of any potential investment; the extent to which ESG factors will affect the Sub-Adviser’s decision to invest in an issuer, if at all, will depend on the analysis and judgment of the Sub-Adviser.The Portfolio may also invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder.The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1∕3% of its total assets.